Income Taxes - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 0	$ 0
Additions	3,322,470	509,191	¥ 54,637,111
Decreases	(3,322,470)	(509,191)	(54,637,111)
Balance at end of the year	¥ 0	$ 0	¥ 0